Leases - Summary of Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets:
Right-of-use assets from operating leases	$ 45,076,987	$ 5,047,490
Liabilities:
Operating lease liabilities, current portion	8,454,000	4,889,539
Operating lease liabilities, non-current portion	36,643,874	179,593
Office Leases
Non-current assets:
Right-of-use assets from operating leases	803,871	412,828
Liabilities:
Operating lease liabilities, current portion	427,137	254,877
Operating lease liabilities, non-current portion	397,620	179,593
Vessel Lease
Non-current assets:
Right-of-use assets from operating leases	44,273,116	4,634,662
Liabilities:
Operating lease liabilities, current portion	8,026,863	$ 4,634,662
Operating lease liabilities, non-current portion	$ 36,246,254